Information on Subsidiaries	12 Months Ended
Dec. 31, 2017
Information on Subsidiaries [Abstract]
Disclosure of subsidiaries [text block]

Information on Subsidiaries

Composition of the Group

Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.

The Group consists of 845 (2016: 938) consolidated entities, thereof 305 (2016: 349) consolidated structured entities. 612 (2016: 678) of the entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital). Third parties also hold ownership interests in 233 (2016: 260) of the consolidated entities (noncontrolling interests). As of December 31, 2016 and 2017, the noncontrolling interests are neither individually nor cumulatively material to the Group.

Significant restrictions to access or use the Group’s assets

Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.

Since the Group did not have any material noncontrolling interests at the balance sheet date, any protective rights associated with these did not give rise to significant restrictions.

The following restrictions impact the Group’s ability to use assets:

  The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities.
  The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities.
  Regulatory and central bank requirements or local corporate laws may restrict the Group’s ability to transfer assets to or from other entities within the Group in certain jurisdictions.

Restricted assets

	Dec 31, 2017		Dec 31, 2016
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	210,481	772	163,292	1,314
Financial assets at fair value through profit or loss	636,970	58,210	743,781	51,454 [1]
Financial assets available for sale	49,397	9,915	56,228	19,870
Loans	401,699	71,971	408,909	74,172
Other	176,186	13,594	218,336	7,693
Total	1,474,732	154,462	1,590,546	154,503 [1]

[1]Prior period results have been restated due to a refined approach to determine assets pledged.

The table above excludes assets that are not encumbered at an individual entity level but which may be subject to restrictions in terms of their transferability within the Group. Such restrictions may be based on local connected lending requirements or similar regulatory restrictions. In this situation, it is not feasible to identify individual balance sheet items that cannot be transferred. This is also the case for regulatory minimum liquidity requirements. The Group identifies the volume of liquidity reserves in excess of local stress liquidity outflows. The aggregate amount of such liquidity reserves that are considered restricted for this purpose is € 23.5 billion as of December 31, 2017 (as of December 31, 2016: € 37.4 billion).